SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue (note 3)	$ 233,643	$ 193,230
Cost of sales	(92,116)	(65,369)
EARNINGS FROM MINING OPERATIONS	141,527	127,861
EXPLORATION AND EVALUATION EXPENSES (note 5)	(34,616)	(18,939)
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(13,408)	(10,913)
Interest income	5,387	2,167
Depreciation	(504)	(277)
Share based payments (note 18)	(3,221)	(2,447)
Interest and accretion expense (note 7)	(11,838)	(8,890)
Loss on extinguishment of Project Loan	(1,547)	(13,219)
Foreign exchange and other gains (losses)	(1,443)	3,055
Impairment or derecognition of exploration properties	(72,743)
Income taxes (note 25)	(34,604)	(32,628)
INCOME (LOSS) FOR THE YEAR	(27,010)	45,770
Property, plant and equipment (note 10)	211,719	224,416
Exploration and evaluation properties	170,000	242,743
Total assets	535,778	613,816
Total liabilities	(135,237)	(216,832)
Mexico
Disclosure of geographical areas [line items]
Revenue (note 3)	233,451	193,109
Cost of sales	(92,047)	(65,320)
EARNINGS FROM MINING OPERATIONS	141,404	127,789
EXPLORATION AND EVALUATION EXPENSES (note 5)	(8,740)	(3,765)
Interest income	4,134	1,844
Depreciation	(66)	(23)
Share based payments (note 18)	(170)	(37)
Interest and accretion expense (note 7)	(1,648)	(2,315)
Foreign exchange and other gains (losses)	(704)	(778)
Income taxes (note 25)	(33,002)	(29,478)
INCOME (LOSS) FOR THE YEAR	101,208	93,237
Property, plant and equipment (note 10)	210,339	222,767
Total assets	336,374	348,390
Panama
Disclosure of geographical areas [line items]
EXPLORATION AND EVALUATION EXPENSES (note 5)	(6,001)	(7,176)
Depreciation	(40)	(15)
Share based payments (note 18)	(86)	(70)
Impairment or derecognition of exploration properties	(72,429)
INCOME (LOSS) FOR THE YEAR	(78,556)	(7,261)
Property, plant and equipment (note 10)		39
Exploration and evaluation properties	10,000	82,429
Total assets	10,673	83,291
USA
Disclosure of geographical areas [line items]
EXPLORATION AND EVALUATION EXPENSES (note 5)	(19,377)	(7,616)
Depreciation	(138)	(45)
Share based payments (note 18)	(317)
Interest and accretion expense (note 7)	(795)	(35)
Foreign exchange and other gains (losses)		76
Impairment or derecognition of exploration properties	(314)
INCOME (LOSS) FOR THE YEAR	(20,941)	(7,620)
Property, plant and equipment (note 10)	525	577
Exploration and evaluation properties	160,000	160,314
Total assets	161,137	163,857
Canada
Disclosure of geographical areas [line items]
Revenue (note 3)	192	121
Cost of sales	(69)	(49)
EARNINGS FROM MINING OPERATIONS	123	72
EXPLORATION AND EVALUATION EXPENSES (note 5)	(498)	(382)
GENERAL AND ADMINISTRATIVE EXPENSES (note 6)	(13,408)	(10,913)
Interest income	1,253	323
Depreciation	(260)	(194)
Share based payments (note 18)	(2,648)	(2,340)
Interest and accretion expense (note 7)	(9,395)
Loss on extinguishment of Project Loan	(1,547)	(13,219)
Interest and finance costs		(6,540)
Foreign exchange and other gains (losses)	(739)	3,757
Income taxes (note 25)	(1,602)	(3,150)
INCOME (LOSS) FOR THE YEAR	(28,721)	(32,586)
Property, plant and equipment (note 10)	855	1,033
Total assets	$ 27,594	$ 18,278